Borrowings and Debt Securities - Short-term Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 10,667,335	₩ 8,820,425
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	DB Financial Investment and others	DB Financial Investment and others
Short-term borrowings	₩ 6,180,339	₩ 5,549,120	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	4.00%	3.21%	4.00%	3.21%
Borrowings, maturity	2024.01.05	2023.01.02
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	4.84%	5.80%	4.84%	5.80%
Borrowings, maturity	2024.12.31	2023.12.31
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Shinhan Bank
Borrowings, interest rate	5.49%	5.19%	5.49%	5.19%
Borrowings, maturity	2024.09.27	2023.02.28
Short-term borrowings	₩ 51,576	₩ 15,264	$ 40,000,000	$ 12,045,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Shinhan Bank
Borrowings, interest rate basis	SOFR(1M)+0.95	SOFR(1M)+0.65
Borrowings, maturity	2024.02.16	2023.02.27
Short-term borrowings	₩ 51,576	₩ 50,692	$ 40,000,000	40,000,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Kookmin Bank and others
Short-term borrowings		₩ 116,333		$ 91,796,000
Foreign short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		3.32%		3.32%
Borrowings, maturity		2023.01.09
Foreign short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		5.88%		5.88%
Borrowings, maturity		2023.06.12
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank and others	Woori Bank and others
Borrowings, interest rate basis	Standard overdraft rate+1.37 4.63~5.34	Standard overdraft rate+1.32 4.83
Borrowings, adjustment to interest rate basis	1.37%		1.37%
Short-term borrowings	₩ 3,844	₩ 35,616	$ 0	$ 0
Local bank overdraft | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.63%	1.32%	4.63%	1.32%
Borrowings, maturity	2024.01.05	2023.01.06
Local bank overdraft | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.34%	4.83%	5.34%	4.83%
Borrowings, maturity	2024.02.23	2023.02.24
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	Nonghyup Bank and others
Borrowings, interest rate basis	3M CD +0.98 ~1.12	3M CD+1.11~1.70
Short-term borrowings	₩ 4,300,000	₩ 3,000,000	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.98%	1.11%	0.98%	1.11%
Borrowings, maturity	2024.05.26	2023.05.25
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.12%	1.70%	1.12%	1.70%
Borrowings, maturity	2024.11.20	2023.11.24
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Shinhan Bank
Borrowings, interest rate basis	Standard overdraft rate+1.06	6M Bank debenturerate+1.77
Borrowings, adjustment to interest rate basis		1.77%		1.77%
Borrowings, maturity	2024.02.24	2023.11.17
Short-term borrowings	₩ 30,000	₩ 50,000	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.06%		1.06%
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Korea Development Bank
Borrowings, interest rate		4.15%		4.15%
Borrowings, interest rate basis	3M Bankdebenturerate+0.34
Borrowings, maturity	2024.12.27	2023.01.06
Short-term borrowings	₩ 50,000	₩ 3,400	$ 0	$ 0
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.34%		0.34%